Transactions and Balances with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) persons	Dec. 31, 2018 USD ($) persons	Dec. 31, 2017 USD ($) persons
Disclosure of transactions between related parties [abstract]
Salaries, management and consulting fees and other short-term benefits	$ 290	$ 283	$ 373
Pension, post retirement and other benefits	7	7	12
Share-based payments, net	5	22	39
Total compensation expense	$ 302	$ 312	$ 424
Number of persons | persons	8	9	9